BUSINESS OVERVIEW AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
SCHEDULE OF DESCRIPTION OF SUBSIDIARIES INCORPORATED

Description of subsidiaries incorporated and controlled by the Company:

Name	Background		Ownership

Beta Alpha Holdings Limited (“Beta Alpha”)	●	BVI company	100% owned by the Company
	●	Incorporated on February 14, 2024
	●	Issued and outstanding 1 ordinary share for US$1
	●	Investment holding

707 International Limited (“707IL”)	●	Hong Kong company	100% owned by Beta Alpha
	●	Incorporated on January 4, 2021
	●	Issued and outstanding 10,000 ordinary shares for HK$10,000
	●	Sale and distribution of fashion apparel

Bao Xing Feng Textile Limited (“BXF”)	●	Hong Kong company	100% owned by 707IL
	●	Incorporated on August 4, 2025
	●	Issued and outstanding 10,000 ordinary shares for HK$10,000
	●	Sale and distribution of fashion apparel